Other Long-term Assets (Long-term Investments) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Investments in public companies, beginning of year	$ 8.7	$ 65.1
Acquired through capital dispositions	(199.2)	(129.1)
Unrealized loss recognized in other loss	(2.0)	(15.5)
Investments in public companies, end of year	6.7	8.7
Non-current receivables from taxes other than income tax	15.7	15.8
Public Companies
Disclosure of financial assets [line items]
Acquired through capital dispositions	0.0	112.6
Dispositions	0.0	(152.8)
Unrealized loss recognized in other loss	(2.0)	(16.2)
Accumulated increase (decrease) in investments	$ 0.6	$ 2.6